Financial Liabilities Designated At Fair Value Through Profit Or Loss - Summary of financial instruments designated at fair value through profit or loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Financial liabilities at fair value through profit or loss	¥ 414,106	¥ 455,734
Borrowings
Statement [Line Items]
Financial liabilities at fair value through profit or loss	113,262	72,470
Debt securities in issue
Statement [Line Items]
Financial liabilities at fair value through profit or loss	¥ 300,844	¥ 383,264